UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08476
                                                    -----------

                    The Gabelli Global Multimedia Trust Inc.
                  ---------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                               Rye, NY 10580-1422
                  ---------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                               Rye, NY 10580-1422
                  ---------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                          ----------------

                      Date of fiscal year end: December 31
                                              -------------

                    Date of reporting period: March 31, 2005
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)

                                                  MARKET
      SHARES                                      VALUE*
      ------                                      ------
               COMMON STOCKS -- 92.9%
               COPYRIGHT/CREATIVITY COMPANIES -- 42.0%
               BUSINESS SERVICES: ADVERTISING -- 0.5%
       7,000   Donnelley (R.H.) Corp.+ ........$    406,630
      20,000   Harte-Hanks Inc. ...............     551,200
       4,200   Havas SA .......................      24,500
       2,000   Publicis Groupe ................      61,392
                                               ------------
                                                  1,043,722
                                               ------------
               COMMUNICATIONS EQUIPMENT -- 0.0%
      40,000   Agere Systems Inc., Cl. B+ .....      56,800
                                               ------------
               COMPUTER SOFTWARE AND SERVICES -- 2.7%
       4,500   Activision Inc.+ ...............      66,600
       5,000   America Online Latin
                 America Inc., Cl. A+ .........         700
      50,000   Ask Jeeves Inc.+ ...............   1,404,000
       3,000   Atlus Co. Ltd. .................      17,738
       9,473   CNET Networks Inc.+ ............      89,425
       3,230   EarthLink Inc.+ ................      29,070
       1,000   Electronic Arts Inc.+ ..........      51,780
       1,000   EMC Corp.+ .....................      12,320
         100   Google Inc., Cl. A+ ............      18,051
      10,000   Jupitermedia Corp.+ ............     155,100
       1,000   Maxtor Corp.+ ..................       5,320
      60,000   Microsoft Corp. ................   1,450,200
      13,800   Mobius Management
                 Systems Inc.+ ................      90,390
       1,000   Pixar+ .........................      97,550
      65,000   Yahoo! Inc.+ ...................   2,203,500
                                               ------------
                                                  5,691,744
                                               ------------
               CONSUMER PRODUCTS -- 0.3%
       6,000   Department 56 Inc.+ ............     104,760
         400   eBay Inc.+ .....................      14,904
      20,000   Mattel Inc. ....................     427,000
                                               ------------
                                                    546,664
                                               ------------
               ELECTRONICS -- 1.7%
       5,000   Freescale Semiconductor
                 Inc., Cl. B+ .................      86,250
       5,000   Intel Corp. ....................     116,150
       3,570   Royal Philips
                 Electronics NV, ADR ..........      98,246
      10,000   Samsung Electronics
                 Co. Ltd., GDR (b) ............   2,471,689
      18,000   Sony Corp., ADR ................     720,360
       6,000   Zoran Corp.+ ...................      62,100
                                               ------------
                                                  3,554,795
                                               ------------
               ENTERTAINMENT -- 11.9%
       3,600   Aruze Corp. ....................      98,200
      60,000   Canal Plus, ADR ................      99,000
       1,000   Corporacion Interamericana de
                 Entretenimiento SA
                 de CV, Cl. B+ ................       2,041
      25,000   Crown Media Holdings
                 Inc., Cl. A+ .................     225,250

                                                  MARKET
      SHARES                                      VALUE*
      ------                                      ------
      31,622   EMI Group plc ..................$    141,178
      30,000   EMI Group plc, ADR .............     267,852
     250,000   Gemstar-TV Guide
                 International Inc.+ ..........   1,087,500
      70,000   GMM Grammy Public Co. Ltd. .....      28,988
         481   Henley LP+ (c) .................       1,443
     722,715   Liberty Media Corp., Cl. A+ ....   7,494,554
     100,000   Shaw Brothers (Hong Kong) Ltd. .     111,546
      90,000   Six Flags Inc.+ ................     370,800
      70,000   SMG plc ........................     142,865
      85,000   The Walt Disney Co. ............   2,442,050
     200,000   Time Warner Inc.+ ..............   3,510,000
     140,000   Viacom Inc., Cl. A .............   4,905,600
     150,000   Vivendi Universal SA, ADR+ .....   4,590,000
       6,000   World Wrestling
                 Entertainment Inc. ...........      72,000
                                               ------------
                                                 25,590,867
                                               ------------
               FINANCIAL SERVICES -- 0.2%
      10,000   H&R Block Inc. .................     505,800
                                               ------------
               HOTELS AND GAMING -- 8.3%
      10,000   Argosy Gaming Co.+ .............     459,200
       8,000   Aztar Corp.+ ...................     228,480
      30,000   Caesars Entertainment Inc.+ ....     593,700
      13,000   Churchill Downs Inc. ...........     514,670
     165,000   Gaylord Entertainment Co.+ .....   6,666,000
       5,000   Greek Organization of Football
                 Prognostics SA ...............     145,704
      32,000   GTECH Holdings Corp. ...........     752,960
     740,000   Hilton Group plc ...............   4,209,231
      10,000   Kerzner International Ltd.+ ....     612,300
       2,000   Las Vegas Sands Corp.+ .........      90,000
      55,000   Magna Entertainment
                 Corp., Cl. A+ ................     337,700
      40,000   MGM Mirage+ ....................   2,832,800
       6,000   Starwood Hotels & Resorts
                 Worldwide Inc. ...............     360,180
                                               ------------
                                                 17,802,925
                                               ------------
               PUBLISHING -- 16.5%
      20,000   Arnoldo Mondadori Editore SpA ..     213,629
     100,000   Belo Corp., Cl. A ..............   2,414,000
       1,000   Dow Jones & Co. Inc. ...........      37,370
      20,000   EMAP plc .......................     313,699
      12,000   Gannett Co. Inc. ...............     948,960
       2,833   Golden Books Family
                 Entertainment Inc.+ ..........           9
       2,000   Hollinger International
                 Inc., Cl. A ..................      21,800
     144,400   Independent News & Media plc ...     475,449
      12,000   Journal Register Co.+ ..........     200,400
      15,000   Knight-Ridder Inc. .............   1,008,750
      50,000   Lee Enterprises Inc. ...........   2,170,000
      19,000   McClatchy Co., Cl. A ...........   1,409,040
      20,000   McGraw-Hill Companies Inc. .....   1,745,000

                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

                                                  MARKET
      SHARES                                      VALUE*
      ------                                      ------
               COMMON STOCKS (CONTINUED)
               COPYRIGHT/CREATIVITY COMPANIES (CONTINUED)
               PUBLISHING (CONTINUED)
      23,000   Media General Inc., Cl. A ......$  1,422,550
      27,000   Meredith Corp. .................   1,262,250
     100,000   Nation Multimedia Group plc ....      32,336
     100,000   New Straits Times
                 Press Berhad+ ................      78,947
     326,414   News Corp., Cl. A ..............   5,522,925
      40,000   News Corp., Cl. B ..............     704,400
     150,000   Oriental Press Group Ltd. ......      47,600
     130,000   Penton Media Inc.+ .............      21,450
      10,000   Playboy Enterprises
                 Inc., Cl. A+ .................     119,800
     974,000   Post Publishing plc ............     130,713
     200,000   PRIMEDIA Inc.+ .................     870,000
      50,000   Pulitzer Inc. ..................   3,186,500
      90,000   Reader's Digest
                 Association Inc. .............   1,557,900
       1,000   Scholastic Corp.+ ..............      36,890
     251,520   SCMP Group Ltd. ................     112,063
      64,000   Scripps (E.W.) Co., Cl. A ......   3,120,000
     252,671   Singapore Press Holdings Ltd. ..     697,974
         300   Spir Communication .............      58,917
      15,000   Telegraaf Holdingsmij - CVA ....     386,944
      45,000   Thomas Nelson Inc. .............   1,064,250
      84,000   Tribune Co. ....................   3,349,080
      15,000   United Business Media plc, ADR .     158,850
      10,000   VNU NV .........................     291,666
         800   Wiley (John) & Sons
                 Inc., Cl. B ..................      28,416
       4,000   Wolters Kluwer NV - CVA ........      73,059
                                               ------------
                                                 35,293,586
                                               ------------
               TOTAL COPYRIGHT/
                 CREATIVITY COMPANIES .........  90,086,903
                                               ------------
               DISTRIBUTION COMPANIES -- 50.9%
               BROADCASTING -- 10.3%
       1,560   Asahi Broadcasting Corp. .......     152,028
      18,000   CanWest Global
                 Communications Corp.+ ........     218,520
      18,000   CanWest Global
                 Communications Corp.,
                 Sub-Voting+ ..................     218,732
       6,400   Chubu-Nippon Broadcasting
                 Co., Ltd. ....................      87,737
       5,000   Clear Channel
                 Communications Inc. ..........     172,350
      20,000   Cogeco Inc. ....................     384,393
       8,333   Corus Entertainment
                 Inc., Cl. B ..................     201,488
       9,000   Cox Radio Inc., Cl. A+ .........     151,290
       1,000   Emmis Communications
                 Corp., Cl. A+ ................      19,220
      30,020   Fisher Communications Inc.+ ....   1,552,334
         228   Fuji Television Network Inc. ...     537,946
      70,000   Granite Broadcasting Corp.+ ....      21,000
      97,000   Gray Television Inc. ...........   1,403,590
      10,000   Gray Television Inc., Cl. A ....     130,750
      10,000   Grupo Radio Centro,
                 SA de CV, ADR+ ...............      75,050

                                                  MARKET
      SHARES                                      VALUE*
      ------                                      ------

      30,000   Hearst-Argyle Television Inc. ..$    765,000
       4,550   Lagardere SCA ..................     344,451
     151,000   Liberty Corp. ..................   6,123,050
      40,000   Lin TV Corp., Cl. A+ ...........     677,200
       5,140   Media Prima Berhad+ ............       1,961
       4,000   Metropole Television SA ........     112,000
       1,200   Nippon Broadcasting
                 System Inc. ..................      69,384
       7,000   Nippon Television
                 Network Corp. ................   1,094,097
       4,650   NRJ Group ......................     106,028
       1,000   NTN Communications Inc.+ .......       3,140
      85,000   Paxson Communications Corp.+ ...      58,650
         500   Radio One Inc., Cl. A+ .........       7,340
       1,000   Radio One Inc., Cl. D+ .........      14,750
       1,500   RTL Group (Brussels) ...........     112,778
       3,500   RTL Group (New York) ...........     264,509
       1,906   SAGA Communications
                 Inc., Cl. A+ .................      30,687
      79,000   Salem Communications
                 Corp., Cl. A+ ................   1,627,400
       2,000   SBS Broadcasting SA+ ...........      89,320
      74,000   Sinclair Broadcast
                 Group Inc., Cl. A ............     594,220
      25,000   Societe Television Francaise 1 .     790,739
       5,000   Spanish Broadcasting System Inc.,
                 Cl. A+ .......................      51,300
      50,000   Television Broadcasts Ltd. .....     251,941
     110,000   Tokyo Broadcasting System Inc. .   2,143,989
         258   TV Asahi Corp. .................     596,699
      15,000   TV Azteca, SA de CV, ADR .......     129,750
      26,000   Ulster Television plc ..........     255,003
      60,000   Young Broadcasting
                 Inc., Cl. A+ .................     518,400
                                               ------------
                                                 22,160,214
                                               ------------
               BUSINESS SERVICES -- 0.6%
      15,000   Carlisle Holdings Ltd. .........      99,456
      40,000   Cendant Corp. ..................     821,600
         500   CheckFree Corp.+ ...............      20,380
       1,000   Convergys Corp.+ ...............      14,930
         500   Dun and Bradstreet Corp.+ ......      30,725
       8,000   Interactive Data Corp.+ ........     166,000
       1,000   Moody's Corp. ..................      80,860
       2,000   PHH Corp.+ .....................      43,740
       2,500   Traffix Inc. ...................      12,625
                                               ------------
                                                  1,290,316
                                               ------------
               CABLE -- 6.2%
      16,578   Austar United
                 Communications Ltd.+ .........      10,882
     200,000   Cablevision Systems
                 Corp., Cl. A+ ................   5,610,000
      50,000   Charter Communications
                 Inc., Cl. A+ .................      80,000
      40,400   Cogeco Cable Inc. ..............     834,918
      37,350   Comcast Corp., Cl. A+ ..........   1,261,683
       7,000   Comcast Corp., Cl. A, Special+ .     233,800
      73,362   Liberty Media International
                 Inc., Cl. A+ .................   3,208,854
      15,000   Mediacom Communications Corp.,
                 Cl. A+ .......................      98,100

                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

                                                  MARKET
      SHARES                                      VALUE*
      ------                                      ------
               COMMON STOCKS (CONTINUED)
               DISTRIBUTION COMPANIES (CONTINUED)
               CABLE (CONTINUED)
      11,000   Shaw Communications Inc.,
                 Cl. B, New York ..............$    224,180
      39,000   Shaw Communications Inc.,
                 Cl. B, Toronto ...............     791,155
          28   Telewest Global Inc.+ ..........         498
     100,730   UnitedGlobalCom Inc., Cl. A+ ...     952,906
                                               ------------
                                                 13,306,976
                                               ------------
               CONSUMER SERVICES -- 1.2%
       4,000   Bowlin Travel Centers Inc.+ ....       7,860
     112,400   IAC/InterActiveCorp+ ...........   2,503,148
       2,000   Martha Stewart Living
                 Omnimedia Inc., Cl. A+ .......      45,180
       4,000   TiVo Inc.+ .....................      20,680
                                               ------------
                                                  2,576,868
                                               ------------
               DIVERSIFIED INDUSTRIAL -- 1.3%
      44,000   Bouygues SA ....................   1,744,190
      30,000   General Electric Co. ...........   1,081,800
       7,700   Hutchison Whampoa Ltd. .........      65,405
       7,908   Malaysian Resources
                 Corp. Berhad+ ................       1,384
                                               ------------
                                                  2,892,779
                                               ------------
               ENERGY AND UTILITIES -- 0.3%
      35,000   El Paso Electric Co.+ ..........     665,000
                                               ------------
               ENTERTAINMENT -- 4.5%
       4,000   Blockbuster Inc., Cl. A ........      35,320
       3,150   British Sky Broadcasting
                 Group plc, ADR ...............     138,758
       1,000   DreamWorks Animation SKG Inc.,
                 Cl. A+ .......................      40,710
     100,000   GC Companies Inc.+ .............      86,000
     147,800   Grupo Televisa SA, ADR .........   8,690,640
      30,000   Metro-Goldwyn-Mayer Inc.+ ......     358,500
      15,000   Regal Entertainment
                 Group, Cl. A .................     315,450
                                               ------------
                                                  9,665,378
                                               ------------
               EQUIPMENT -- 1.7%
      11,450   American Tower Corp., Cl. A+ ...     208,733
       1,000   Amphenol Corp., Cl. A ..........      37,040
      30,000   Andrew Corp.+ ..................     351,300
         416   Avaya Inc.+ ....................       4,859
       2,000   CommScope Inc.+ ................      29,920
      90,000   Corning Inc.+ ..................   1,001,700
       3,000   Furukawa Electric Co. Ltd.+ ....      13,737
       1,500   L-3 Communications
                 Holdings Inc. ................     106,530
      80,000   Lucent Technologies Inc.+ ......     220,000
      60,000   Motorola Inc. ..................     898,200

                                                  MARKET
      SHARES                                      VALUE*
      ------                                      ------
      30,000   Nortel Networks Corp.+ .........$     81,900
      12,000   QUALCOMM Inc. ..................     439,800
       6,000   Scientific-Atlanta Inc. ........     169,320
      40,000   Sycamore Networks Inc.+ ........     142,400
         200   Trestle Holdings Inc.+ .........         700
                                               ------------
                                                  3,706,139
                                               ------------
               FOOD AND BEVERAGE -- 0.2%
      30,000   Allied Domecq plc ..............     302,454
       5,282   Compass Group plc ..............      24,106
                                               ------------
                                                    326,560
                                               ------------
               SATELLITE -- 1.7%
         300   Asia Satellite Telecommunications
                 Holdings Ltd., ADR ...........       5,610
      80,000   DIRECTV Group Inc.+ ............   1,153,600
      40,000   EchoStar Communications
                 Corp., Cl. A .................   1,170,000
       8,000   Lockheed Martin Corp. ..........     488,480
       3,000   Loral Space &
                 Communications Ltd.+ .........         660
      45,000   Pegasus Communications
                 Corp., Cl. A+ ................     597,600
       6,000   PT Indosat Tbk, ADR ............     155,100
          30   SKY Perfect
                 Communications Inc. ..........      23,333
                                               ------------
                                                  3,594,383
                                               ------------
               TELECOMMUNICATIONS: LONG DISTANCE -- 1.3%
      25,000   AT&T Corp. .....................     468,750
       1,000   Embratel Participacoes
                 SA, ADR+ .....................       8,150
      35,000   Philippine Long Distance
                 Telephone Co., ADR ...........     882,350
      65,000   Sprint Corp. ...................   1,478,750
       1,000   Startec Global
                 Communications Corp.+ ........           2
       1,666   Talk America Holdings Inc.+ ....      10,746
                                               ------------
                                                  2,848,748
                                               ------------
               TELECOMMUNICATIONS: NATIONAL -- 5.1%
       9,000   BT Group plc, ADR ..............     350,460
       5,000   China Telecom Corp. Ltd.,ADR ...     174,200
       5,000   China Unicom Ltd., ADR .........      38,600
      40,000   Compania de Telecomunicaciones
                 de Chile SA, ADR .............     445,600
     162,000   Deutsche Telekom AG, ADR+ ......   3,233,520
      50,000   Elisa Corp. ....................     849,072
       3,000   France Telecom SA, ADR .........      89,610
       3,305   Hellenic Telecommunications
                 Organization SA ..............      58,351
         500   Magyar Tavkozlesi Rt, ADR ......      11,775
          20   Nippon Telegraph &
                 Telephone Corp. ..............      87,476
       4,320   PT Telekomunikasi
                 Indonesia, ADR ...............      80,957
       6,000   Rostelecom, ADR ................      75,240
      45,000   Swisscom AG, ADR ...............   1,655,100

                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

                                                  MARKET
      SHARES                                      VALUE*
      ------                                      ------
               COMMON STOCKS (CONTINUED)
               DISTRIBUTION COMPANIES  (CONTINUED)
               TELECOMMUNICATIONS: NATIONAL (CONTINUED)
       2,000   Telecom Corp. of New Zealand Ltd.,
                 ADR ..........................$     69,340
      57,000   Telefonica SA, ADR .............   2,962,290
      19,000   Telefonos de Mexico SA de CV,
                 Cl. L, ADR ...................     656,070
      18,172   TeliaSonera AB .................     107,939
       2,400   Telstra Corp. Ltd., ADR ........      47,232
                                               ------------
                                                 10,992,832
                                               ------------
               TELECOMMUNICATIONS: REGIONAL -- 9.3%
       4,266   Aliant Inc. ....................     101,598
       7,000   ALLTEL Corp. ...................     383,950
       9,557   ATX Communications Inc.+ .......         196
      40,000   BCE Inc. .......................     999,600
       4,000   Brasil Telecom
                 Participacoes SA, ADR ........     130,600
      45,000   CenturyTel Inc. ................   1,477,800
       2,000   Choice One
                 Communications Inc.+ .........           0
     120,000   Cincinnati Bell Inc.+ ..........     510,000
     143,000   Citizens Communications Co. ....   1,850,420
      50,000   Commonwealth Telephone
                 Enterprises Inc.+ ............   2,357,000
       1,000   MCI Inc. .......................      24,920
       3,000   Metromedia International
                 Group Inc.+ ..................       4,620
     350,646   Qwest Communications
                 International Inc.+ ..........   1,297,390
     260,345   Rogers Communications Inc.,
                 Cl. B, New York ..............   7,091,798
       9,655   Rogers Communications Inc.,
                 Cl. B, Toronto ...............     262,825
       6,000   SBC Communications Inc. ........     142,140
      18,432   Tele Norte Leste Participacoes
                 SA, ADR+ .....................     285,143
      10,000   Telecom Argentina SA,
                 Cl. B, ADR+ ..................     122,600
      45,000   TELUS Corp. ....................   1,446,681
       4,000   Time Warner Telecom Inc.,
                 Cl. A+ .......................      15,880
      40,000   Verizon Communications Inc. ....   1,420,000
                                               ------------
                                                 19,925,161
                                               ------------
               WIRELESS COMMUNICATIONS -- 7.1%
      34,000   America Movil SA de
                 CV, Cl. L, ADR ...............   1,754,400
         102   Hutchison Telecommunications
                 International Ltd.+ ..........          97
     240,000   Jasmine International
                 Public Co. Ltd.+ (c) .........       3,742
         500   NTT DoCoMo Inc. ................     839,317
     296,000   O2 plc+ ........................     667,044
      31,500   Price Communications Corp.+ ....     551,250
      10,800   Rural Cellular Corp., Cl. A+ ...      57,132
      37,000   SK Telecom Co. Ltd., ADR .......     729,640

                                                  MARKET
      SHARES                                      VALUE*
      ------                                      ------
       2,449   Tele Centro Oeste Celular
                 Participacoes
                 SA, ADR ......................$     24,270
         190   Tele Leste Celular Participacoes
                 SA, ADR+ .....................       1,619
         330   Tele Norte Celular Participacoes
                 SA, ADR ......................       2,211
     350,000   Telecom Italia Mobile SpA ......   2,343,375
         825   Telemig Celular Participacoes
                 SA, ADR ......................      23,884
      68,000   Telephone and Data
                 Systems Inc. .................   5,548,800
       8,913   Telesp Celular
                 Participacoes SA, ADR+ .......      53,300
       3,178   Tim Participacoes SA, ADR ......      47,702
      15,000   Total Access
                 Communications plc+ ..........      43,200
      20,000   United States Cellular Corp.+ ..     912,600
      19,000   Vimpel-Communications, ADR+ ....     653,980
      12,650   Vodafone Group plc, ADR ........     335,984
      16,000   Western Wireless Corp., Cl. A+ .     607,360
                                               ------------
                                                 15,200,907
                                               ------------
               TOTAL DISTRIBUTION
                 COMPANIES .................... 109,152,261
                                               ------------
               TOTAL COMMON STOCKS ............ 199,239,164
                                               ------------
               PREFERRED STOCKS -- 0.8%
               BROADCASTING -- 0.7%
       1,063   Granite Broadcasting Corp.,
                 12.750% Pfd.+ (c) ............     462,405
         100   Gray Television Inc.,
                 8.000% Cv. Pfd.,
                 Ser. C (b)(c)(d) .............   1,010,000
                                               ------------
                                                  1,472,405
                                               ------------
               BUSINESS SERVICES -- 0.1%
      10,809   Interep National Radio Sales Inc.,
                 4.000% Cv. Pfd.,
                 Ser. A (b)(c)(d) .............     323,904
                                               ------------
               TOTAL PREFERRED STOCKS .........   1,796,309
                                               ------------
               RIGHTS -- 0.0%
               BROADCASTING -- 0.0%
       5,140   Media Prima Berhad, expires 07/18/08,
                 Zero Coupon, + ...............       1,191
                                               ------------
               TELECOMMUNICATIONS: LONG DISTANCE -- 0.0%
       1,268   Embratel Participacoes SA+ .....           0
                                               ------------
               TOTAL RIGHTS ...................       1,191
                                               ------------
               WARRANTS -- 0.0%
               BROADCASTING -- 0.0%
       5,140   Media Prima Berhad,
                 expires 07/31/08+ ............         758
                                               ------------

                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

                                                  MARKET
      SHARES                                      VALUE*
      ------                                      ------
               WARRANTS (CONTINUED)
               BUSINESS SERVICES -- 0.0%
      62,500   Interep National Radio Sales Inc.,
                 expires 05/06/07+ (b)(d) .....$          0
                                               ------------
               COMMUNICATIONS EQUIPMENT -- 0.0%
         541   Lucent Technologies Inc.,
                 expires 12/10/07+ ............         362
                                               ------------
               PUBLISHING -- 0.0%
      25,000   Nation Multimedia Group plc,
                 expires 08/22/07+ ............         805
                                               ------------
               TOTAL WARRANTS .................       1,925
                                               ------------
     PRINCIPAL
      AMOUNT
     -------
               CORPORATE BONDS -- 0.4%
               BUSINESS SERVICES -- 0.4%
    $ 50,000   BBN Corp., Sub. Deb. Cv.,
                 6.000%, 04/01/12+ (a)(c) .....           0
               Trans-Lux Corp., Sub. Deb. Cv.,
     300,000     8.250%, 03/01/2012 ...........     297,000
     500,000     7.500%, 12/01/2006 ...........     512,500
                                               ------------
               TOTAL CORPORATE BONDS ..........     809,500
                                               ------------
               U.S. GOVERNMENT OBLIGATIONS -- 5.9%
  12,632,000   U.S. Treasury Bills,
                 2.379% to 2.823%++,
                 04/07/05 to 06/23/05 .........  12,561,864
                                               ------------

   TOTAL INVESTMENTS -- 100.0%
     (Cost $160,382,287) ......................$214,409,953
                                               ============

   --------------
            For Federal tax purposes:
            Aggregate cost ....................$163,710,742
                                               ============
            Gross unrealized appreciation .....$ 60,489,986
            Gross unrealized depreciation .....  (9,790,775)
                                               ------------
            Net unrealized appreciation
               (depreciation) .................$ 50,699,211
                                               ============
 --------------
(a)     Security in default.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the market value of Rule 144A securities amounted to $3,805,593 or 1.77% of total investments. Except as noted in (d), these securities are liquid.
(c) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At March 31, 2005, the market value of fair valued securities amounted to $1,801,494 or 0.84% of total investments.
(d) At March 31, 2005, the Fund held investments in restricted and illiquid securities that were valued under methods approved by the Board, as follows:

                                                                     3/31/2005
ACQUISITION                              ACQUISITION ACQUISITION  CARRYING VALUE
  SHARES   ISSUER                           DATE        COST         PER UNIT
  ------   ------                         ---------  -----------  --------------
    100  Gray Television Inc.,
           8.000% Cv. Pfd., Ser. C ....... 04/22/02  $1,000,000    $10,100.0000
 10,809  Interep National Radio Sales Inc.,
           4.000% Cv. Pfd., Ser. A ....... 05/03/02   1,081,573         29.9661
 62,500  Interep National Radio Sales Inc.
           Warrants expire 05/06/07 ...... 05/03/02          --              --

   +     Non-income producing security.
   ++    Represents annualized yield at date of purchase.
   ADR - American Depository Receipt.
   GDR - Global Depository Receipt.
   * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

                                       % OF
                                      MARKET      MARKET
                                       VALUE       VALUE
                                      ------     --------
      GEOGRAPHIC DIVERSIFICATION
      North America ..................  75.3%  $161,522,774
      Europe .........................  13.8     29,430,258
      Latin America ..................   5.0     10,698,629
      Japan ..........................   3.0      6,482,040
      Asia/Pacific ...................   2.9      6,276,252
                                       ------  ------------
                                       100.0%  $214,409,953
                                       ======  ============

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Global Multimedia Trust Inc.
           -------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -----------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     May 25, 2005
    --------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         ------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer and Principal Financial Officer


Date      May 25, 2005
    ---------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.